Dreyfus Short Duration Bond Fund

Incorporated herein by reference is a supplement to the above-referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000889169-14-000005).